Risks and Concentration - Customers with Greater than 10pct of Accounts Receivables (Detail) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Concentration risk percentage	36.00%	20.00%
Customer B
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	34.00%
Customer C
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	20.00%